Accounts Payables And Accrued Liabilities	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Accounts payables and accrued liabilities
10.	Accounts payables and accrued liabilities

	As at December 31, 2021	As at December 31, 2020

Accounts payable	$5,077,613	$1,173,048

Accrued liabilities	3,031,548	698,680

	$8,109,161	$1,871,728

10.	Accounts payables and accrued liabilities

	As at December 31
	2020	2019
Accounts payable	$1,173,048	$160,626
Accrued liabilities	698,680	71,680

	$1,871,728	$232,306